Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2019
Net fee And Commission Income [Line Items]
Disclosure Of Fee And Commission Income Expense Explanatory

Note 4 Net fee and commission income[1]

	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Fee and commission income
Underwriting fees	741	811	1,003
of which: equity underwriting fees	360	431	573
of which: debt underwriting fees	382	380	429
M&A and corporate finance fees	774	768	698
Brokerage fees	3,248	3,521	3,820
Investment fund fees	4,858	4,954	4,322
Portfolio management and related services	7,656	7,756	7,666
Other	1,832	1,786	1,854
Total fee and commission income[1]	19,110	19,598	19,362
of which: recurring	12,544	12,911
of which: transaction-based	6,402	6,594
of which: performance-based	163	93
Fee and commission expense
Brokerage fees paid	310	316	673
Distribution fees paid	590	580	514
Other	797	807	653
Total fee and commission expense	1,696	1,703	1,840
Net fee and commission income	17,413	17,895	17,522
of which: net brokerage fees	2,938	3,205	3,147
1 For the year ended 31 December 2019, reflects third-party fee and commission income of USD 11,694 million for Global Wealth Management, USD 3,355 million for the Investment Bank, USD 2,659 million for Asset Management, USD 1,307 million for Personal & Corporate Banking and USD 94 million for Corporate Center (for the year ended 31 December 2018: USD 12,059 million for Global Wealth Management, USD 3,525 million for the Investment Bank, USD 2,579 million for Asset Management, USD 1,338 million for Personal & Corporate Banking and USD 97 million for Corporate Center).

UBS AG
Net fee And Commission Income [Line Items]
Disclosure Of Fee And Commission Income Expense Explanatory

Note 4 Net fee and commission income[1]

	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Fee and commission income
Underwriting fees	784	843	1,029
of which: equity underwriting fees	360	431	573
of which: debt underwriting fees	424	412	456
M&A and corporate finance fees	774	768	698
Brokerage fees	3,248	3,521	3,821
Investment fund fees	4,859	4,955	4,322
Portfolio management and related services	7,656	7,756	7,666
Other	1,836	1,789	1,854
Total fee and commission income[1]	19,156	19,632	19,390
of which: recurring	12,545	12,911
of which: transaction-based	6,449	6,629
of which: performance-based	163	93
Fee and commission expense
Brokerage fees paid	310	316	673
Distribution fees paid	590	580	514
Other	796	807	653
Total fee and commission expense	1,696	1,703	1,840
Net fee and commission income	17,460	17,930	17,550
of which: net brokerage fees	2,938	3,205	3,148
1 For the year ended 31 December 2019, reflects third-party fee and commission income of USD 11,694 million for Global Wealth Management, USD 3,397 million for the Investment Bank, USD 2,659 million for Asset Management, USD 1,307 million for Personal & Corporate Banking and USD 98 million for Corporate Center (for the year ended 31 December 2018: USD 12,059 million for Global Wealth Management, USD 3,557 million for the Investment Bank, USD 2,579 million for Asset Management, USD 1,338 million for Personal & Corporate Banking and USD 100 million for Corporate Center).